CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenues
Net sales	$ 4,993	$ 6,006
Finance, interest and other income	468	451
Total Revenues	5,461	6,457
Costs and Expenses
Cost of goods sold	4,414	4,966
Selling, general and administrative expenses	526	539
Research and development expenses	214	244
Restructuring expenses	5	8
Interest expense	181	183
Other, net	197	168
Total Costs and Expenses	5,537	6,108
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(76)	349
Income tax (expense)	23	(90)
Equity in income of unconsolidated subsidiaries and affiliates	(1)	5
Net income (loss)	(54)	264
Net income attributable to noncontrolling interests	11	7
Net income (loss) attributable to CNH Industrial N.V.	$ (65)	$ 257
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ (0.05)	$ 0.19
Diluted (in usd per share)	(0.05)	0.19
Cash dividends declared per common share (in usd per share)	$ 0	$ 0